                                     Acorn

                           The Acorn Family of Funds



                                             First Quarter Report
                                             -----------------------------------
                                                                  March 31, 1998




Managed by Wanger Asset Management, L.P.

                                 [ORANGE BAR]




Wanger Asset Management, L.P. ("WAM") is one of the leading global small-cap equity managers in the U.S., with over 27 years of small-cap investment experience. WAM manages over $7 billion in equities and is also the investment advisor for Wanger Advisors Trust, Wanger Investment Company, PLC, and separately managed accounts for institutions and high net worth individuals.

Acorn Family of Funds First Quarter Report 1998
     .Table of Contents

Squirrel Chatter
     .Wealth and Poverty                        2

Acorn USA
     .In a Nutshell                             4
     .Performance at a Glance                   5
     .Major Portfolio Changes                  10
     .Statement of Investments                 11

Acorn Fund
     .In a Nutshell                             6
     .Performance at a Glance                   7
     .Major Portfolio Changes                  14
     .Statement of Investments                 16
     .Foreign Portfolio Diversification        22

Acorn International
     .In a Nutshell                             8
     .Performance at a Glance                   9
     .Major Portfolio Changes                  23
     .Statement of Investments                 25
     .Portfolio Diversification                31

 . Squirrel Chatter: Wealth and Poverty

How does one invest? You must decide whether a prospective investment is going to be a long-term winner or loser, using the lessons of the past as a guide. There is an excellent new book out demonstrating how a top historian can do this. When our own Leah Zell got her Ph.D. in History at Harvard, her thesis advisor was Professor David Landes. His latest book is The Wealth and Poverty of
Nations: Why Some are So Rich and Some So Poor. That is a long title, but it is a long book, since it covers 500 years of world economic history. The major players (Spain, Netherlands, Great Britain, Japan, USA) are discussed in detail and some unexpected minor leaguers (Egypt, Paraguay) get their stories told, too.

Medieval Europe had a fractured political system that allowed both invention and enterprise. Two major inventions in Europe were eyeglasses and the clock.

     Climate has a lot to do with energy level; most of the poor nations are in the tropics, and substantial populations cannot live in deserts or tundra. Today, of course, we have air conditioning, so Singapore and Hong Kong found comfort and economic success. More important are cultural, governmental, and religious factors. Imperial China had a strong bureaucratic government that suppressed technology and entrepreneurship, while medieval Europe had a fractured political system that allowed both invention and enterprise. The two early European inventions that Landes likes best were eyeglasses and the clock.

     Professor Landes spent much of his career studying the Industrial Revolution, so Great Britain bulks large in his book. The Brits hustled their way past the bigger and richer countries such as Spain and France, who were hampered by aristocratic disdain for manufacturing and religious intolerance. Great Britain built the first modern industrial country, accumulated an empire, and was then passed in turn by Germany and America.

Why did Britain lose leadership at the end of the 19th century?

"Part of the difficulty lay in British schooling: the continental countries had created technical and scientific institutions as a matter of policy, whereas Britain had let this kind of education grow like a weed and had treated it, once grown, like a poor relation of 'proper' schools and universities."/1/

     In 1869, an English chemist, William H. Perkin, created a synthetic mauve dye, initiating the organic chemical industry. However, Britain soon lost its pioneering edge to the Germans, so that by 1900, 80-90% of the world's artificial dyes were from Germany. Why did chemistry become a German discipline? Education was key. Apart from Perkin and a few others, Britain did not train gifted chemists and Germany did. As a result, the major chemical companies a century ago were Hoechst, BASF, Bayer, and Agfa, all German corporations built around Nobel-class chemists with first-rate laboratories./2/

     Most Englishmen were not concerned about chemistry. The English had solid steel and machinery expertise, allowing them to build railways, ships, machine tools, and cannon. If synthetic dyes gave Germany an edge in ladies ready-to-wear, that was of no concern to English men of affairs. Events proved otherwise. The first half of the twentieth century was dominated by chemical and electrical advance; chemists produced drugs, plastics, synthetic fibers, and through Fritz Haber's nitrogen fixation process, fertilizers and explosives. Almost all of these were German inventions.

     In 1942, American chemists were able to duplicate the German process for making synthetic rubber. At this time the Japanese had captured all the natural rubber plantations. Without synthetic rubber, Germany might not have dared to start the war, and the U.S. couldn't have won it.

When Japan had a great bull market in the 1980's, everyone thought that the Japanese would take over the world.

What about us?

Professor Landes' book describes how the Spanish went from the richest and most powerful country to a middling power, as did the Portuguese, the Dutch, the English, and the Germans. If British schooling spent too much time on Latin and Greek and not enough on calculus and chemistry in the last century, and therefore lost world leadership to ungentlemanly Germans and Americans, can the same thing happen to the United States? How is our educational system preparing us for the new century?

     F's for U.S. Schools: Results from the latest and most comprehensive comparison of education in 23 nations showed that American high school seniors fall further behind their foreign counterparts than anyone thought. In tests of general mathematics, students from only two nations--Cyprus and South Africa-- fared worse than U.S. 12th graders. And no country performed more poorly on tests of advanced mathematics and physics. Only those American students taking advanced placement calculus ranked higher than the average in that field./3/

     Perhaps the 1990's grand bull market in the U.S. has made us complacent. Historical precedent suggests that we should be a lot more worried. When Japan had a great bull market in the 1980's, everyone thought that the Japanese would take over the world./4/ The Tokyo bull market ended, and Japanese triumphalism has vanished. It can happen here.

     The moral for investors? Today's leader may be an also-ran tomorrow. If American industry has some special magic, why are we running a $200 billion trade deficit with the rest of the world? Historical precedent suggests that a prudent long-term investor should have a meaningful part of his or her portfolio diversified outside of the United States. Investing in Acorn International is one way to accomplish this.

Best Regards,

/s/Ralph Wanger
---------------
Ralph Wanger
Chief Investment Officer, Wanger Asset Management
Lead Portfolio Manager, Acorn Fund


 . Press Recognition

In the February 1998 issue, Worth Magazine editors chose Acorn Fund as one of their 20 favorite top-performing equity funds. Funds were chosen for their combination of superior returns and relatively low risk.

     In Bottom Line Personal (March 1, 1998), A. Michael Lipper, president of Lipper Analytical Services, Inc. observed that shrewd investors select mutual fund investments based on a fund's clear and consistent buy/sell strategies, rather than simply on a fund's performance. Acorn International was highlighted as one such shrewd fund investment.

--------------------------------------------------------------------------------
/1/  The Wealth and Poverty of Nations: Why Some are So Rich and Some So
     Poor, p. 458.

/2/  Ibid, p. 289.

/3/  Scientific American, May 1998.

/4/ Michael Crichton's Rising Sun, a Japan-is-taking-over novel, came out in early 1992.

Acorn USA

     . In a Nutshell

[Photo]

The good times kept rolling last quarter. Acorn USA gained +12.9%, more than most other small-cappers (Russell 2000 index rose +10.1%), and a little less than the mega-cap S&P 500 (+14.0%). Over the past year, Acorn USA has returned an astonishing +51.6%, beating the S&P's +48.0%, as well as all of our other benchmarks.

     Our stocks seduced several suitors last quarter. Five of our 56 companies received takeover proposals--four said "I do" and one demurred (Data Transmission). Three of the newlyweds (Wonderware, Computer Language and ForeFront) were niche technology companies discovered by our tech wiz, Laura McKenna. Both she and the Acquirers were smitten with the three companies' heady growth prospects and bargain stock prices...but Laura got there first. Our other takeover was California banker H.F. Ahmanson, which became the latest notch in the money belt for merger-addict Washington Mutual.

     Cable television stocks were the blockbusters of the quarter. Our headliners included Liberty Media (Discovery Channel, SportsChannels), United Video (on-screen TV guides), Cablevision (New York cable system) and RCN (bundles cable, phone and internet services). A year ago, TV know-it-alls bashed cable TV as a has-been technology for half-baked couch potatoes. A year later, it's the experts who are abashed. Cable's entrenched customer base, abundance of channels and speedy internet access are making it a multimedia king.

     It's been nothing but fun owning stocks in the Nineties (the decade, not the p/e). Wall Street's direction arrow has been stuck on UP. Physicists are baffled and old-timers babble on about bubbles and tulip bulbs, but the investing public parties on. So is the market too high or not too high? That's not our question. Rather than gawk at the market, we zero in on individual companies, hunting for dynamic firms with stocks trading at prices below what we believe to be their worth. Those are the stocks of Acorn USA.

/s/ Robert A. Mohn
------------------
Robert A. Mohn
Lead Portfolio Manager

Fund Assets as of 3/31/98: $249.9 million
     . Acorn USA Top 10 Holdings

Lincare Holdings                                      5.6%
Home Health Care Services

CalEnergy                                             4.7%
Power Plants

H.F. Ahmanson (formerly Coast Savings)                4.0%
California Savings & Loan

Micros Systems                                        3.9%
Information Systems for Restaurants & Hotels

Acceptance Insurance                                  3.5%
Crop Insurance

Wonderware                                            3.3%
Industrial Control Software

United Video Satellite                                3.2%
CATV & Satellite Dish Programming

Host Marriott                                         3.0%
Fast Food Kiosks in Airports

Data Transmission                                     2.9%
Data Services for Farmers

Atmos Energy                                          2.9%
Natural Gas Utility

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

                               Deep
                                   Breathing

Lincare Holdings is the leading home health care provider of oxygen therapy for patients with respiratory diseases such as emphysema. Respiratory care is a rapidly growing, highly profitable business. Too profitable, according to Federal health care regulators, who this year slashed oxygen reimbursement rates by 30%. The Big Cut will temporarily sting Lincare's earnings (one step back), but will murder smaller, higher-cost competitors and bequeath their market share to Lincare (two steps forward). When the stock market misdiagnosed the Cut's benevolent side effect, analyst John Park began buying shares on the cheap. Since John's masterful call, Lincare has surged +85% to become the largest position in the Fund.

Performance at a Glance

The Value of a $10,000 Investment in Acorn USA
     . September 4, 1996 through March 31, 1998

             Acorn USA($)      Russsell 2000($)
09/04/96        10,000              10,000
09/30/96        10,720              10,360
12/31/96        11,650              10,899
03/31/97        11,480              10,335
06/30/97        13,320              12,011
09/30/97        15,340              13,798
12/31/97        15,413              13,335
03/31/98        17,401              14,678            +12.9%


     Average Annual Total Return
     1 Year  Life of Fund
     51.6%  42.3%

This graph compares the results of $10,000 invested in Acorn USA on September 4, 1996 (the date Fund shares were first offered to the public), with the Russell 2000 Stock Index with dividends reinvested. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.

Acorn USA Portfolio Diversification
     . as % of net assets, at 3/31/98

         [Pie chart appears here]

Information                               38.3%
Finance                                   14.7%
Energy/Minerals                           14.6%
Industrial Goods/Services                  9.8%
Health Care                               11.1%
Consumer Goods/Services                    6.1%
Other Industries                           2.1%
Cash and other assets less liabilities     3.3%
                                         -----
                                         100.0%

Relative Performance
------------------------------------------------
                     1st quarter    Last 12 mos.
                        1998
Acorn USA               12.9%          51.6%
Russell 2000            10.1%          42.0%
Lipper Small Cap
     Funds Avg.         10.9%          43.5%
S&P MidCap 400          11.0%          49.0%
S&P 500                 14.0%          48.0%
Dow-Jones               11.8%          36.1%

The Russell 2000 is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000 leaving a good small company index. The Lipper Small Cap Funds Avg. is an average of all U.S. small-cap funds tracked by Lipper, which consisted of 583 and 493 funds for the 1st qtr. and 12-mos. periods above. The S&P MidCap 400 is a market value-weighted index of 400 stocks that are in the next tier down from the S&P 500. The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The Dow Jones Industrial Average includes 30 large companies. All indexes are unmanaged and returns include reinvested dividends.

Net Asset Value Per Share 3/31/98: $17.07

Acorn Fund
     . In a Nutshell

Acorn Fund surged 12.0% in the first quarter, beating many of its peers and the small-cap Russell 2000's gain of 10.1%. Large-cap stocks continued to outperform small-caps; the S&P 500 was up 14.0%.

     Media stocks remained hot as programmers continued to prosper and the cable industry rolled out new services. Liberty Media showed a 43% rise, United Video Satellite Group beamed a 48% boost, RCN wired a 46% jolt, and Cablevision exhibited a 37% gain. International cable stocks finally joined the party, as NTL jumped 55%, United International Holdings 46%, and Comcast UK Cable 42%.

     Our wares were wonderful. Wonderware returned a 69% gain as it agreed to be acquired, and Compuware jumped 54% on the year 2000 computer bug mania. Although Acorn Fund co-manager Chuck McQuaid is from Ware (MA), our technology analyst Laura McKenna warehoused these stocks for Acorn.

     SEI Investments returned a 63% gain as its investments in mutual fund marketing and pension administration boosted earnings. Italy's Banca Fideuram took in lots of mutual fund money and provided a 59% return to its shareholders.

     Other European stocks did well. Britain's Serco Group and Sweden's WM Data computed 54% and 46% gains. Aeroporti di Roma landed a 66% return.

     As pages 14-15 indicate, we swapped several technology positions and began to take some gains on media stocks during the quarter. We believe the stocks we purchased are more attractive, given current valuations.

/s/ Ralph  Wanger
    Ralph Wanger
    Lead Portfolio Manager

/s/ Charles P. McQuaid
    Charles P. McQuaid
    Co-Portfolio Manager


Fund Assets as of 3/31/98: $4,023.9 million
     . Acorn Fund Top 10 Holdings

Liberty Media                       3.0%
CATV Programming
AES Corporation                     2.9%
Global Power Producer
Carnival                            2.4%
Cruise Ship Line
Lincare Holdings                    2.2%
Home Health Care Services
Harley Davidson                     1.8%
Motorcycle Manufacturer
Borders Group                       1.7%
Bookstores
National Data                       1.6%
Credit Card Processing
HBO and Company                     1.5%
Health Care Information Systems
International Game Technology       1.3%
Gaming Equipment
People's Bank Bridgeport            1.2%
Consumer Finance

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.



     Prime Time

Liberty Media was Acorn's largest dollar winner in the 1st quarter, gaining over $36 million as it rose 42% to become Acorn's biggest investment. We like CATV programmers--subscribership and advertising both provide revenues. Mature channel cash flows have been climbing over 15% a year, and Liberty is adding new channels. While value grows consistently, Liberty stock has been volatile. It jumped over 100% in each of 1991, 1992, 1993 and 1997, but underperformed when CATV was out of favor. We bought more shares when Liberty stock was disappointing, correctly believing that growth would eventually be rewarded.

Performance at a Glance

The Value of a $10,000 Investment in Acorn Fund
     June 10, 1970 through March 31, 1998

   [Pie chart appears here]

           Acorn          S&P
Date      Fund ($)        ($)
----      --------      ------
6/10/70    10,000       10,000
1970       13,587       12,676
1971       17,828       14,490
1972       19,368       17,242
1973       14,765       14,709
1974       10,691       10,816
1975       13,945       14,842
1976       23,045       18,394
1977       27,168       17,077
1978       31,777       18,200
1979       47,790       21,586
1980       62,594       28,602
1981       58,005       27,195
1982       68,208       33,054
1983       85,389       40,510
1984       89,045       43,051
1985      117,142       56,710
1986      136,843       67,295
1987      142,923       70,828
1988      178,370       82,591
1989      222,681      108,761
1990      183,674      105,386
1991      270,641      137,492
1992      336,210      147,928
1993      444,889      162,882
1994      411,750      165,932
1995      497,407      227,047
1996      609,569      279,177
1997      761,852      372,320
3/31/98   853,328      424,257       +12.0%



     Average Annual Total Return
     ----------------------------------------
     1 Year  5 Years  10 Years   Life of Fund
      43.5%  18.3%     18.3%         17.3%


This graph compares the results of $10,000 invested in Acorn Fund on June 10, 1970 (the date Fund shares were first offered to the public), with all dividends and capital gains reinvested, with the Standard & Poor's 500 Stock Index with dividends reinvested. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.

Acorn Fund Portfolio Diversification
     as a % of net assets, at 3/31/98

           [Pie chart appears here]

Information                               29.4%
Finance                                   12.3%
Energy/Minerals                           10.1%
Industrial Goods/Services                 10.4%
Health Care                                8.1%
Consumer Goods/Services                    9.2%
Other Industries                           3.1%
Foreign                                   11.9%
Cash and other assets less liabilities     5.5%
                                         -----
                                         100.0%

Relative Performance
--------------------------------------------
                  1st quarter   Last 12 mos.
                         1998

Acorn Fund              12.0%          43.5%
S&P 500                 14.0%          48.0%
Russell 2000            10.1%          42.0%
Lipper Small Cap
     Funds Avg.         10.9%          43.5%
S&P MidCap 400          11.0%          49.0%
Dow-Jones               11.8%          36.1%

The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The Russell 2000 is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000 leaving a good small company index. The Lipper Small Cap Funds Avg. is an average of all U.S. small-cap funds tracked by Lipper, which consisted of 583 and 493 funds for the 1st qtr. and 12-mos. periods above. The S&P MidCap 400 is a market value-weighted index of 400 stocks that are in the next tier down from the S&P 500. The Dow Jones Industrial Average includes 30 large companies. All indexes are unmanaged and returns include reinvested dividends.

Net Asset Value Per Share 3/31/98: $19.03
-----------------------------------------

Acorn International In a Nutshell

[Photo]

Acorn International rose 18.2% in the first quarter, exceeding all of our benchmarks. It was the highest return the Fund has achieved in any one quarter since inception.

     Being small-cap and heavily invested in Europe has paid off handsomely so far in 1998. The European stock markets have risen sharply. International small-cap stocks outperformed their large-cap brethren by more than 3% over the quarter, as measured by the relative performance of their respective Lipper averages. Five countries alone--Italy, UK, Netherlands, Finland and Sweden-- contributed over 80% of our total gain for the three months. The remaining 20% came mainly from Singapore, Australia and Hong Kong, where our names did much better than the local indexes.

     We also marked a milestone of another sort this quarter. Redemptions in January hit a record monthly high of $59 million. Fortuitously, the withdrawals meant that we reduced our cash at the bottom, which is positive for returns. It's no surprise that redemptions peak when prices are low, because they are part of what makes a market bottom.

     What is worth some thought is the nature of investor psychology, which tempts us to sell when at market bottoms. Behavioral studies show that individuals take credit (or assign blame) for investment results that can depend, to a large degree, on market forces beyond their control. This leads them to feel great about investment decisions that exceed expectations and feel badly about those that disappoint. As prices sink, the psychological pressure to "get rid of the dogs" mounts, often to the detriment of investment results. One way to counterbalance the alternating emotions of fear and greed is to practice patience, which is the hallmark of the truly long-term investor. Your patience finally paid off in the first quarter.

Congratulations on your success!

/s/ Leah Joy Zell
----------------------
Leah Joy Zell
Lead Portfolio Manager

Fund Assets as of 3/31/98: $1,816.9 million
     Acorn International Top 10 Holdings

T T Tieto                                      Finland                  4.7%
Computer Services/Consulting

WM Data                                        Sweden                   3.1%
Computer Services/Consulting

Serco Group                                    United Kingdom           2.4%
Facilities Management

Banca Fideuram                                 Italy                    2.3%
Life Insurance/Mutual Funds

Kempen                                         Netherlands              2.1%
Stock Brokerage/
Investment Management

Rhoen Klinikum                                 Germany                  1.9%
Hospital Management

Atos                                           France                   1.6%
Computer Services/
Transactions Processing

Venture Manufacturing                          Singapore                1.4%
Contract Electronics Manufacturer

Getronics                                      Netherlands              1.3%
Computer Services

Li and Fung                                    Hong Kong                1.2%
Sourcing of Consumer Goods

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

                                 Baker's Dozen

While "sifting" for bargains in Mexico after the tequila crisis, analyst Margaret Forster found a bakery named Bimbo. It has $2.2 billion in sales and one of the best brands in Latin America. Trucks bearing the company logo, a pudgy white bear, deliver bread daily to nearly every bodega in Mexico. This national distribution system gives Bimbo dominance in the marketplace that few U.S. companies can match. Its financials are equally impressive, as all transactions are for cash. Yet when we added Bimbo to our portfolio, no broker followed it. Since our purchase, Bimbo has appreciated 130%. This March, the company bought Mrs. Baird, a Texas bakery with $300 million in sales, making it the largest bakery in North America.

Performance at a Glance

                             [GRAPH APPEARS HERE]

The Value of a $10,000 Investment in Acorn International
     September 23, 1992 through March 31, 1998

Acorn International Performance History


Year         AI Return           AI$       EAFE Return           EAFE$
                             $10,000                           $10,000
1992*            6.79%       $10,679            -3.86%         $ 9,614
1993            49.11%       $15,924            32.56%         $12,745
1994            -3.80%       $15,319             7.78%         $13,736
1995             8.93%       $16,686            11.21%         $15,275
1996            20.65%       $20,133             6.05%         $16,199
1997             0.19%       $20,170             1.78%         $16,487
3/31/98         18.16%       $23,833            14.71%         $18,912

*Since inception (9/23/92) through 12/31/92. The beginning value used for EAFE is as of 9/30/92.


     Average Annual Total Return
     ---------------------------
     1 Year          5 Years        Life of Fund
      15.9%            14.7%               17.0%

This graph compares the results of $10,000 invested in Acorn International on September 23, 1992 (the date Fund shares were first offered to the public), with all dividends and capital gains reinvested, with Morgan Stanley's Europe, Australasia Far East Index (EAFE). The beginning value of EAFE is as of 9/30/92. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.


Acorn International Portfolio Diversification as a % of net assets, at 3/31/98

[PIE CHART APPEARS HERE]

     Information                                                  26.4%
     Finance                                                      14.4%
     Energy/Minerals                                               4.4%
     Industrial Goods/Services                                    17.0%
     Health Care                                                   5.8%
     Consumer Goods/Services                                      19.6%
     Other Industries                                              5.2%
     Cash and other assets less liabilities                        7.2%
                                                                 -----
                                                                 100.0%


Relative Performance
---------------------------------------------------------------------

                                   1st quarter           Last 12 mos.
                                      1998
Acorn International                   18.2%                 15.9%
EAFE                                  14.7%                 18.6%
EMI (World ex-U.S.)                   17.2%                  8.2%
Lipper Int'l Small Cap
  Funds Avg.                          18.0%                 14.4%
Lipper Int'l Funds Avg.               14.7%                 19.5%

EAFE is Morgan Stanley's Europe, Australasia and Far East Index, an unmanaged index of companies throughout the world in proportion to world stock market capitalization, excluding the U.S. and Canada. The EMI is Salomon Brothers' index of the bottom 20% of institutionally investable capital of countries, as selected by Salomon, excluding the U.S. The Lipper Int'l Small Cap Funds Avg. is calculated from the performance of a group of small-cap int'l funds, including Acorn Int'l. For the 1st qtr. and 12-mos. periods above, the group consisted of 50 and 33 funds, respectively. The Lipper Int'l Funds Avg. is an average of all int'l funds tracked by Lipper, excluding the Int'l Small Cap Funds Avg. This group consisted of 519 and 459 funds for the 1st qtr. and 12-mos. periods above, respectively. All indexes are unmanaged and returns include reinvested dividends.

Net Asset Value Per Share 3/31/98: $21.73
-----------------------------------------

Acorn USA
     Major Portfolio Changes in the First Quarter


                                         Number of Shares
                                         ------------------
                                         12/31/97   3/31/98
Additions
-----------------------------------------------------------
     Information

Centennial Cellular                       162,000   254,000
IntelliQuest Information                        0   124,000
Kronos                                    134,000   149,500
Mecklermedia                              109,300   285,000
Micros Systems                                  0   160,600
National Data                              86,000   144,100
Thermoquest                                     0    95,400
Wonderware                                278,700   346,100

-----------------------------------------------------------
     Health Care
Lincare Holdings                          147,000   197,000
Magellan Health Services                        0   196,000

-----------------------------------------------------------
     Consumer Goods/Services
Host Marriott Services                    342,500   523,200
Windmere Durable Holdings                       0    25,000

-----------------------------------------------------------
     Finance
Acceptance Insurance                      231,900   362,100
AmerUs Life Holdings                      121,300   187,500
Leucadia National                          57,000    93,000
World Acceptance                                0   590,000

-----------------------------------------------------------
     Industrial Goods/Services
Compass International Services                  0    68,000
Hub Group                                       0    19,000
Labor Ready                                     0    21,000
Lilly Industries, Cl. A                   162,800   205,000
Wackenhut, Cl. B                          263,000   298,400

-----------------------------------------------------------
     Energy/Minerals
Atmos Energy                              219,000   242,000
CalEnergy                                 297,000   419,000
Tesoro Petroleum                          296,700   367,700

-----------------------------------------------------------
     Other Industries
Gaylord Entertainment                      35,000    55,000


Sales
-----------------------------------------------------------
     Information
Computer Language Research                 74,300         0
ForeFront Group                            40,000         0
United Video Satellite Group              213,000   189,000
Young Broadcasting                          3,200         0

-----------------------------------------------------------
     Health Care
Respironics                               128,000   107,000

-----------------------------------------------------------
     Industrial Goods/Services
Applied Industrial Technologies            63,000         0

-----------------------------------------------------------
     Energy/Minerals
Seagull Energy                             82,100         0
NGC                                       270,600   228,400

Acorn USA
              Statement of Investments (unaudited) March 31, 1998


Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
                                                            Common Stocks: 96.7%
--------------------------------------------------------------------------------
Information: 38.3%
                   Broadcasting: 2.9%

     209,100       Data Transmission Network                            $ 7,214
                   Data Services for Farmers

                   Television Programming: 4.9%
     189,000       United Video Satellite Group                           8,033
                   CATV & Satellite Dish Programming

     120,000       Liberty Media Group,
                     Tele-Communications                                  4,125
                   Cable Programming
--------------------------------------------------------------------------------
                                                                         12,158
                   Cable Television: 3.5%

     106,000       Cablevision Systems                                    6,969
                   Cable TV

      73,300       Cable Michigan                                         1,869
                   Cable TV
--------------------------------------------------------------------------------
                                                                          8,838
                   Telephone Services: 4.1%

     133,100       RCN                                                    6,672
                   Metro Market: Voice, Video & Data Services

     87,000        Startec Global Communications                          2,175
                   International Telecommunications

     54,000        Commonwealth Telephone                                 1,519
                   Rural Market: Local, Long Distance &
                   Internet Access
--------------------------------------------------------------------------------
                                                                         10,366
                   Mobile Communications: 3.7%

     254,000       Centennial Cellular                                    6,675
                   Cellular Franchises

     121,800       COMARCO                                                2,626
                   Wireless Network Testing
--------------------------------------------------------------------------------
                                                                          9,301
                   Telecommunications Equipment: 1.7%

     156,000       Aspect Telecommunications                              4,183
                   Call Center Equipment

                   Business Software: 3.3%

     346,100       Wonderware                                             8,263
                   Industrial Control Software

                   Transaction Processors: 2.4%

     144,100       National Data                                          5,989
                   Credit Card & Health Claims Processor

                   Instrumentation: 0.7%

     95,400        Thermoquest                                            1,717
                   Mass Spectrometry

                   Business Information/
                   Marketing Services: 5.1%

     285,000       Mecklermedia                                           6,876
                   Internet Trade Shows & Magazines

     100,000       World Color Press                                      3,475
                   Consolidating Commercial Printing Industry

     124,000       IntelliQuest Information                               1,411
                   Market Research

     16,000        Harte Hanks Communications                               380
                   Direct Marketing Services

     26,000        American Business Information, Cl. B                     370

     26,000        American Business Information, Cl. A                     341
                   Small Business Data
--------------------------------------------------------------------------------
                                                                         12,853
                   Computer Hardware/
                   Related Systems: 6.0%

     160,600       Micros Systems                                         9,656
                   Information Systems for Restaurants & Hotels

     149,500       Kronos                                                 5,251
                   Time Accounting Software & Clocks
-------------------------------------------------------------------------------
                                                                         14,907
                                                                         ------
Information: Total                                                       95,789

-------------------------------------------------------------------------------
Health Care: 11.1%
                   Biotechnology/Drug Delivery: 0.4%

     78,000        Synaptic Pharmaceuticals                                 995
                   Receptor Targeted Drug Design

                   Medical Equipment: 1.4%
     107,000       Respironics                                            3,096

                   Sleep Apnea Products
     45,100        Cardiac Pathways                                         417

                   Heart Surgery Device
                                                                          3,513
                   Services: 9.3%

     197,000       Lincare Holdings                                      13,913
                   Home Health Care Services

     196,000       Magellan Health Services                               5,096
                   Mental Health Services

     76,000        First Health Group                                     4,123
                   PPO Network
-------------------------------------------------------------------------------
                                                                         23,132
                                                                         ------
Health Care: Total                                                       27,640


Acorn USA
     Statement of Investments (unaudited)


Number of Shares                                               Value (000)
---------------------------------------------------------------------------
Consumer Goods/Services: 6.1%

                         Retail: 3.0%
     523,200             Host Marriott Services                   $ 7,390
                         Fast Food Kiosks in Airports

                         Durable Goods: 0.3%
      25,000             Windmere Durable Holdings                    650
                         Household Appliances

                         Cruise Lines: 2.8%
     101,000             Royal Caribbean Cruises                    7,076
                         Cruises to Caribbean & Alaska

                                                                 --------
Consumer Goods/Services: Total                                     15,116


-------------------------------------------------------------------------
Finance: 14.7%
                         Savings & Loans: 5.0%
     128,000             H.F. Ahmanson                              9,920
                         California Savings & Loan

     159,000             Coast Contingency Rights                   2,584
                         Litigation Claims Against US
                          Government
-------------------------------------------------------------------------
                                                                   12,504

                         Finance Companies: 1.6%
     590,000             World Acceptance                           3,909
                         Small Consumer Loans

                         Insurance: 8.1%
     362,100             Acceptance Insurance                       8,623
                         Crop Insurance

     187,500             AmerUs Life Holdings                       6,070
                         Annuities/Life Insurance

      93,000             Leucadia National                          3,662
                         Insurance Holding Company

      69,000             Penn Treaty American                       2,018
                         Nursing Home Insurance
-------------------------------------------------------------------------
                                                                   20,373
                                                                 --------
Finance: Total                                                     36,786

-------------------------------------------------------------------------
Industrial Goods/Services: 9.8%

                         Steel: 1.8%
      97,300             Schnitzer Steel                            2,378
                         Scrap Steel Processor

      88,000             Atchison Casting                           1,375
                         Consolidating Foundry Industry

      28,000             Gibraltar Steel                              599
                         Steel Processing
-------------------------------------------------------------------------
                                                                    4,352

                         Industrial Distribution: 0.4%
      51,000             Vallen                                     1,046
                         Safety Products Distribution


                         Machinery: 1.3%
     167,500             Farr Company                               3,224
                         Filters

                         Specialty Chemicals: 1.6%
     205,000             Lilly Industries, Cl. A                    4,049
                         Industrial Coatings

                         Outsourcing Services: 0.3%
      21,000             Labor Ready                                  676
                         Temporary Manual Labor

                         Other Industrial Services: 4.4%
     298,400             Wackenhut, Cl. B                           6,322
                         Prison Management

     245,100             Insurance Auto Auctions                    2,696
                         Auto Salvage Services

      68,000             Compass International Services             1,012
                         Collection Agencies

      19,000             Hub Group                                    531
                         Truck & Rail Freight Forwarder

      51,000             Trailer Bridge                               507
                         Tug & Barge Transportation
-------------------------------------------------------------------------
                                                                   11,068

                                                                 --------
Industrial Goods/Services: Total                                   24,415

-------------------------------------------------------------------------
Energy/Minerals: 14.6%

                         Independent Power: 4.7%
     419,000             CalEnergy                                 11,837
                         Power Plants

                         Oil/Gas Producers: 2.6%
     367,700             Tesoro Petroleum                           6,573
                         Oil Refinery/Gas Producer

                         Distribution/Marketing/Refining: 5.3%
     242,000             Atmos Energy                               7,169
                         Natural Gas Utility

     228,400             NGC                                        3,340
                         Gas Processing/Marketing

     81,000              Equitable Resources                        2,693
                         Gas Utility & Gas Producer
-------------------------------------------------------------------------
                                                                   13,202



Number of Shares                                             Value (000)
------------------------------------------------------------------------
                            Oil Services: 2.0%
     252,000                GeoScience                          $  2,583
                            Offshore Seismic Equipment Company

      54,500                J Ray McDermott                        2,296
                            Offshore Construction Company
------------------------------------------------------------------------
                                                                   4,879
                                                                --------
Energy/Minerals: Total                                            36,491

------------------------------------------------------------------------
Other Industries: 2.1%

                            Real Estate: 2.1%
      50,700                Forest City Enterprises Cl. A          2,861
                            Shopping Centers

      55,000                Gaylord Entertainment                  1,966
                            Opryland Hotel & Other Assets

      22,000                Cornerstone Properties                   400
                            Downtown Office Buildings
------------------------------------------------------------------------
                                                                   5,227
                                                                --------
Other Industries: Total                                            5,227

Total Common Stocks : 96.7%                                      241,464

                                                                --------
Short-Term Obligations: 4.8%                                      12,103

                                                                --------
Total Investments: 101.5%                                        253,567

                                                                --------
Cash and Other Assets Less Liabilities: (1.5%)                    (3,715)

                                                                --------
Total Net Assets: 100%                                          $249,852
========================================================================


Acorn Fund
     Major Portfolio Changes in the First Quarter

                                                     Number of Shares
                                                  ---------------------
                                                    12/31/97    3/31/98
Additions
-----------------------------------------------------------------------
     Information
Acxiom                                                     0    290,000
American Power Conversion                            453,000    503,000
Bigfoot International                                      0      1,350
Centennial Cellular                                  400,000    600,000
Choicepoint                                          174,000    411,000
Harte Hanks Communications                           205,000    600,000
  (includes effect of 2 for 1 stock split)
International Game Technology                      2,050,000  2,110,000
Jabil Circuit                                              0    300,000
Mecklermedia                                         248,000    300,000
Micros Systems                                       375,000    450,000
National Data                                      1,292,000  1,510,000
Onix Systems                                               0    234,122
Rohm (Japan)                                               0     60,000
Sanmina                                                    0    100,000
TVB (Hong Kong)                                            0  1,800,000
-----------------------------------------------------------------------
  Health Care

Ethical Holdings
 (United Kingdom)                                    530,000  1,200,000
Magellan Health Services                           1,000,000  1,220,000
Microcide Pharmaceuticals                                  0    683,000

-----------------------------------------------------------------------
  Consumer Goods/Services

Amway Asia Pacific (Hong Kong)                             0    185,000
Berjaya Sports Toto (Malaysia)                             0  2,150,000
Cie Fin Richemont (Switzerland)                       10,000     11,000
Royal Olympic Cruise                                       0    120,000
Windmere Durable Holdings                                  0    228,000

-----------------------------------------------------------------------
  Finance
AmerUs Life Holdings                                 170,000    460,000
Formosa Growth Fund (Taiwan)                               0    150,000
Leucadia National                                    444,000    511,000
World Acceptance                                   1,390,000  1,820,000

-----------------------------------------------------------------------
   Industrial Goods/Services
Cambrex                                              120,000    305,000
Clarcor                                                    0    181,000
Compass International Services                             0    591,000
Gibraltar Steel                                      540,000    805,000
H B Fuller                                           250,000    295,000
Hub Group                                            482,000    709,000
Labor Ready                                                0    385,000
Metal Management                                      27,000    400,000
Powerscreen International
 (United Kingdom)                                    700,000  1,050,000
Steven Myers & Associates                                  0    350,000
Unifi                                                800,000    900,000
Wackenhut, Cl. B                                     901,000  1,051,000

-----------------------------------------------------------------------
     Energy/Minerals

CalEnergy                                          1,355,000  1,420,000
KN Energy                                            190,000    240,000
Pride International                                  900,000  1,000,000
Seagull Energy                                     1,450,000  1,550,000
Tesoro Petroleum                                   1,300,000  1,600,000
Zeigler Coal Holding                                 700,000    800,000

-----------------------------------------------------------------------
     Other Industries

Homestead Village                                    754,000    945,000


                                                   Principal Amount or
                                                     Number of Shares
                                                  ----------------------
                                                    12/31/97    3/31/98
Sales
------------------------------------------------------------------------
  Information

ACT Manufacturing                                    137,000           0
Activision,
 6.75% Note Due 1/1/05                           $13,000,000  $6,500,000
CACI International                                   249,000      83,000
Cellular Communications
 International (Italy)                               400,000     300,000
Cogeco Cable (Canada)                                200,000           0
Coherent Communications                              178,000           0
Computer Language Research                           400,000           0
Getty Images                                         700,000     500,000
 (formerly known as
 Getty Communications)
Liberty Media Group,
 Tele-Communications                               2,400,000   3,500,000
 (includes effect of 3 for 2 stock split)
NTT Data (Japan)                                         200           0
Pricer, Cl. B (Sweden)                                50,000           0
Sensonor (Norway)                                    590,000           0
Solectron                                          1,220,000   1,025,000
TCA Cable TV                                         300,000     180,000
Thermo Vision                                         37,100           0
USA Networks                                         350,000     500,000
 (includes effect of 2 for 1 stock split)

------------------------------------------------------------------------
  Health Care
R P Scherer                                           64,000           0
Respironics                                        1,162,000     812,000
United Payors and Providers                          485,000           0

------------------------------------------------------------------------
  Consumer Goods/Services
Genting International
 (Singapore)                                       7,250,000           0
Hellenic Bottling (Greece)                           400,000     250,000
Newell                                               600,000     540,000
Royal Caribbean Cruises                              140,000     120,000

------------------------------------------------------------------------
  Finance
United Asset Management                              712,000     641,000
Amvescap (United Kingdom)                            960,000     445,000
Nichiei (Japan)                                       45,000      27,500
 (includes effect of 10% stock dividend)

------------------------------------------------------------------------
  Industrial Goods/Services
Applied Industrial Technologies                      535,000     365,000
Nanophase                                            550,000           0
Schnitzer Steel                                      250,000     190,000
Societe Generale
 de Surveillance (Switzerland)                         6,000           0

------------------------------------------------------------------------
  Energy/Minerals
Equitable Resources                                  600,000     500,000
Forest Oil                                           460,000           0
NGC                                                  820,000     520,000
Perez Companc (Argentina)                            710,000     510,000
Ranger Oil (Canada)                                1,500,000           0
Saipem (Italy)                                     2,355,000   1,800,000
Southern Union                                       550,000     400,000
United Meridian                                      222,000           0
Veritas DGC                                          100,000           0
Veritas Energy Services (Canada)                      80,000           0


Acorn Fund

  Statement of Investments (unaudited) March 31, 1998


Number of Shares                                                    Value (000)
-------------------------------------------------------------------------------

                                                        Common Stocks and Other
                                                  Equity-Like Securities: 94.5%
-------------------------------------------------------------------------------

Information: 29.4%
            Media
            Broadcasting: 1.4%
   819,000  Data Transmission Network                                  $ 28,256
   465,000  Young Broadcasting                                           23,250
   370,000  Granite Broadcasting                                          4,278
-------------------------------------------------------------------------------
                                                                         55,784

            Cable Television: 1.6%
   700,000  Cablevision Systems                                          46,025
   100,000  Cablevision Systems, Pfd.                                     5,138
   180,000  TCA Cable TV                                                 10,643
   140,000  Cable Michigan                                                3,570
-------------------------------------------------------------------------------
                                                                         65,376

            Television Programming: 5.0%
 3,500,000  Liberty Media Group,
             Tele-Communications                                        120,313
   850,000  United Video Satellite Group                                 36,125
   420,000  BET Holdings, Cl. A                                          25,673
   500,000  USA Networks                                                 13,625
   280,000  Macrovision                                                   5,145
    50,000  Playboy Enterprises                                             875
-------------------------------------------------------------------------------
                                                                        201,756

            Telecommunications
            Telephone Services: 1.0%
   564,000  RCN                                                          28,271
   374,000  Commonwealth Telephone                                       10,519
-------------------------------------------------------------------------------
                                                                         38,790

            Mobile Communications: 1.9%
   500,000  Telephone and Data Systems                                   23,750
   865,000  Mobile Telecommunication
             Technologies                                                19,354
   600,000  Centennial Cellular                                          15,769
   355,000  COMARCO                                                       7,655
   450,000  PriCellular                                                   5,738
   200,000  Vanguard Cellular Systems                                     3,638
-------------------------------------------------------------------------------
                                                                         75,904

Principal Amount or
Number of Shares                                                    Value (000)
-------------------------------------------------------------------------------

            Telecommunications Equipment: 0.7%
   714,000  Aspect Telecommunications                                    19,144
   393,000  Verilink                                                      4,323
   500,000  Larscom                                                       4,141
-------------------------------------------------------------------------------
                                                                         27,608

            Computer Related Hardware

            Computer Hardware/
            Related Systems: 1.6%
   450,000  Micros Systems                                               27,056
   650,000  Kronos                                                       22,831
   503,000  American Power Conversion                                    14,430
-------------------------------------------------------------------------------
                                                                         64,317

            Semiconductors/
            Related Equipment: 0.4%
   350,000  Oak Industries                                               11,375
   125,000  Electro Scientific Industries                                 4,828
-------------------------------------------------------------------------------
                                                                         16,203

            Gaming Equipment: 1.4%
 2,110,000  International Game Technology                                52,750
   406,000  Acres Gaming                                                  1,979
-------------------------------------------------------------------------------
                                                                         54,729

            Contract Manufacturing: 1.6%
 1,025,000  Solectron                                                    43,306
   300,000  Jabil Circuit                                                 9,994
   100,000  Sanmina                                                       6,994
   285,000  Altron                                                        4,346
-------------------------------------------------------------------------------
                                                                         64,640

            Instrumentation: 2.2%
 1,085,000  Thermo Instrument Systems                                    35,941
   613,000  Thermoquest                                                  11,034
$1,500,000  Thermoquest, 5% Note Due 8/15/00                              1,688
   450,000  IFR Systems                                                  10,013
   330,000  Itron                                                         6,414
$5,000,000  Thermo Optek, 5% Note Due 10/15/00                            6,275
   265,000  Thermo Optek                                                  4,638
   200,000  Thermo Bio Analysis                                           4,200
   232,000  Metrika Systems                                               3,451
   234,122  Onix Systems                                                  3,395
-------------------------------------------------------------------------------
                                                                         87,049



Principal Amount or
Number of Shares                                Value (000)
-----------------------------------------------------------
            Business Software: 1.8%
   400,000  Compuware                            $   19,750
   430,000  Systems & Computer Technology            17,738
   608,000  Wonderware                               14,516
   266,000  National Instruments                      9,077
   160,000  Sterling Commerce                         7,420
   355,000  Walsh International                       5,503
-----------------------------------------------------------
                                                     74,004

            Consumer Software: 0.6%
   350,000  Electronic Arts                          16,428
$6,500,000  Activision, 6.75% Note Due 1/1/05         5,655
 1,100,000  MicroProse                                2,338
-----------------------------------------------------------
                                                     24,421

            Computer Services: 1.4%
   340,000  Computer Task Group                      14,004
   427,000  Analysts International                   12,490
   200,000  Keane                                    11,300
   254,000  BRC Holdings                              9,970
   225,000  American Management Systems               6,188
    83,000  CACI International                        1,826
-----------------------------------------------------------
                                                     55,778

            Software/Services

            Business Information/
            Marketing Services/Publishing: 4.3%
 1,185,000  World Color Press                        41,179
 1,300,000  ACNielsen                                34,369
   411,000  Choicepoint                              22,374
   600,000  Harte Hanks Communications               14,250
 1,035,000  American Business Information, Cl. A     13,584
   945,000  American Business Information, Cl. B     13,446
   500,000  Getty Images                             12,563
             (formerly known as Getty Communications)
   290,000  Acxiom                                    7,431
   300,000  Mecklermedia                              7,238
   885,714  GIGA Cv. Pfd.                             3,100
   208,333  Source Informatics Cv. Pfd.               2,361
     1,350  Bigfoot International                     2,025
    50,000  Peterson Companies                        1,250
-----------------------------------------------------------
                                                    175,170

Number of Shares                                Value (000)
-----------------------------------------------------------

            Electronics Distribution: 0.8%
 1,090,000  Pioneer-Standard Electronics             13,353
   600,000  Kent Electronics                         12,638
   450,000  Richey Electronics                        4,444
-----------------------------------------------------------
                                                     30,435

            Transaction Processors: 1.7%
 1,510,000  National Data                            62,759
   200,000  Concord EFS                               6,913
-----------------------------------------------------------
                                                     69,672
                                                  ---------
Information: Total                                1,181,636

-----------------------------------------------------------
Health Care: 8.1%

           Biotechnology/Drug Delivery: 0.8%
  450,000  Inhale Therapeutic Systems                12,206
  680,000  Synaptic Pharmaceutical                    8,670
  683,000  Microcide Pharmaceuticals                  5,891
  800,000  Corvas International                       4,000
  800,000  Corvas International Warrants                800
-----------------------------------------------------------
                                                     31,567
           Medical Equipment: 0.9%
  812,000  Respironics                               23,497
  300,000  Affymetrix                                10,444
  275,000  Innovasive Devices                         2,750
-----------------------------------------------------------
                                                     36,691

           Hospital/Laboratory Supplies: 0.8%
  644,000  Sybron International                      16,825
  273,000  Hillenbrand Industries                    16,807
-----------------------------------------------------------
                                                     33,632

           Services: 5.6%
1,235,000  Lincare Holdings                          87,222
  996,000  HBO & Company                             60,134
  850,000  First Health Group                        46,113
1,220,000  Magellan Health Services                  31,720
   43,000  Spectrum Health Solutions                     11
-----------------------------------------------------------
                                                    225,200
                                                  ---------
Health Care: Total                                  327,090


Acorn Fund
                     Statement of Investments (unaudited)

Principal Amount or
Number of Shares                                                    Value (000)
-------------------------------------------------------------------------------
Consumer Goods/Services: 9.2%
                       Goods
                       Leisure Vehicles: 2.1%
       2,200,000       Harley-Davidson                                 $ 72,600
         320,000       Thor Industries                                   13,100
-------------------------------------------------------------------------------
                                                                         85,700

                       Hardware/Appliances: 0.7%
         540,000       Newell                                            26,156
         228,000       Windmere Durable Holdings                          5,928
-------------------------------------------------------------------------------
                                                                         32,084
                       Services
                       Retail: 3.1%
       1,960,000       Borders Group                                     66,763
         911,000       Fred Meyer                                        42,077
         731,000       Host Marriott Services                            10,325
         634,000       Au Bon Pain                                        5,349
-------------------------------------------------------------------------------
                                                                        124,514

                       Fitness Centers: 0.2%
         200,000       Bally Total Fitness                                6,300

                       Casinos: 0.4%
         290,000       Rio Hotel & Casino                                 7,522
         392,000       Hollywood Park                                     4,606
         535,000       Monarch Casino & Resort                            3,177
      $6,250,000       Grand Palais Casino
                        14% Note Due 2/25/98                                313
--------------------------------------------------------------------------------
                                                                         15,618

                       Cruise Lines: 2.7%
       1,400,000       Carnival                                          97,650
         120,000       Royal Caribbean Cruises                            8,408
         120,000       Royal Olympic Cruise                               2,010
-------------------------------------------------------------------------------
                                                                        108,068
                                                                        -------
Consumer Goods/Services: Total                                          372,284

-------------------------------------------------------------------------------
Finance: 12.3%
                       Banks: 1.6%
         570,000       Texas Regional Bancshares                         19,131
         285,000       Union Planters                                    17,723
         510,000       TCF Financial                                     17,308
         156,000       Pinnacle Financial                                 7,751
-------------------------------------------------------------------------------
                                                                         61,913

                       Savings & Loans: 3.4%
       1,267,000       Peoples Bank Bridgeport                           48,106
         447,000       H. F. Ahmanson                                    34,643
         738,000       Washington Federal                                20,480
         538,000       Commonwealth Bancorp                              11,466
         554,000       Coast Contingency Rights                           9,003
         116,000       Washington Mutual                                  8,319
         277,000       Imperial Thrift & Loan                             5,886
-------------------------------------------------------------------------------
                                                                        137,903

                       Insurance: 3.0%
         511,000       Leucadia National                                 20,121
         741,000       Foremost                                          18,155
         823,000       Baldwin & Lyons, Cl. B                            17,695
         351,000       United Fire & Casualty                            15,312
         460,000       AmerUs Life Holdings                              14,893
         200,000       Protective Life                                   14,600
         612,000       Acceptance Insurance                              14,573
         210,000       Highlands Insurance                                5,644
-------------------------------------------------------------------------------
                                                                        120,993

                       Money Management: 3.1%
         618,000       SEI Investments                                   42,179
         620,000       Pioneer Group                                     19,375
         974,000       Baker Fentress                                    18,263
         641,000       United Asset Management                           17,467
       1,723,000       Phoenix Duff & Phelps                             16,153
         231,000       BISYS                                              8,143
          60,000       Affiliated Managers Group                          2,093
-------------------------------------------------------------------------------
                                                                        123,673

                       Finance Companies: 1.2%
         935,000       Americredit                                       25,713
       1,820,000       World Acceptance                                  12,058
         340,000       DVI Health Services                                7,799
         345,000       Capital Trust                                      3,364
-------------------------------------------------------------------------------
                                                                         48,934
                                                                        -------
Finance: Total                                                          493,416


Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
Industrial Goods/Services: 10.4%
           Steel: 2.0%
1,295,000  Worthington Industries                                       $ 23,472
  805,000  Gibraltar Steel                                                17,207
  500,000  Steel Dynamics                                                 10,625
  350,000  A M Castle                                                      8,094
  405,000  Atchison Casting                                                6,328
  400,000  Metal Management                                                5,750
  190,000  Schnitzer Steel                                                 4,643
  200,000  Intermet                                                        4,500
--------------------------------------------------------------------------------
                                                                          80,619
           Machinery: 1.5%
1,071,000  Baldor Electric                                                28,850
  365,000  Applied Industrial Technologies                                 9,832
  196,000  Applied Power                                                   7,546
  270,000  Valmont Industries                                              6,548
  181,000  Clarcor                                                         6,018
  198,000  Hein-Werner                                                     1,386
  410,000  Stevens International, Cl. A                                      718
   19,000  Stevens International, Cl. B                                       64
--------------------------------------------------------------------------------
                                                                          60,962
           Conglomerates: 0.9%
  900,000  Thermo Electron                                                36,338

           Specialty Chemicals/Materials: 2.5%
  900,000  Unifi                                                          33,525
  900,000  Lilly Industries, Cl. A                                        17,775
  295,000  H B Fuller                                                     17,663
  305,000  Cambrex                                                        15,364
  600,000  M A Hanna                                                      14,663
--------------------------------------------------------------------------------
                                                                          98,990

           Electrical Components: 0.1%
  223,000  Spectra Physics Lasers                                          3,540

           Outsourcing Services/Training: 0.6%
  385,000  Labor Ready                                                    12,392
  350,000  Steven Myers & Associates                                       6,213
  350,000  GP Strategies                                                   6,059
--------------------------------------------------------------------------------
                                                                          24,664

           Logistics: 1.7%
  775,000  Expeditors International
           of Washington                                                  33,228
  709,000  Hub Group                                                      19,808
  400,000  C H Robinson                                                   10,400
  200,000  Airnet Systems                                                  5,800
--------------------------------------------------------------------------------
                                                                          69,236
           Other Industrial Services: 1.1%
1,051,000  Wackenhut, Cl. B                                               22,268
   45,000  Wackenhut, Cl. A                                                1,074
  591,000  Compass International Services                                  8,791
  210,000  HA(Yen)LO Industries                                            7,337
  406,000  Trailer Bridge                                                  4,034
--------------------------------------------------------------------------------
                                                                          43,504
                                                                         -------
Industrial Goods/Services: Total                                         417,853

--------------------------------------------------------------------------------
Energy/Minerals: 10.1%

           Independent Power: 3.9%
2,230,000  AES Corporation                                               116,936
    1,853  AES Corporation Warrants                                          145
1,420,000  CalEnergy                                                      40,115
--------------------------------------------------------------------------------
                                                                         157,196
           Oil/Gas Producers: 1.6%
1,550,000  Seagull Energy                                                 29,741
1,600,000  Tesoro Petroleum                                               28,600
1,031,000  Tipperary                                                       3,995
  165,000  Costilla Energy                                                 1,650
--------------------------------------------------------------------------------
                                                                          63,986
           Distribution/Marketing/Refining: 1.6%
  500,000  Equitable Resources                                            16,625
  560,000  Atmos Energy                                                   16,590
  240,000  KN Energy                                                      14,175
  400,000  Southern Union                                                  9,600
  520,000  NGC                                                             7,605
--------------------------------------------------------------------------------
                                                                          64,595
           Oil Services: 2.6%
  700,000  EVI                                                            32,419
  516,000  Atwood Oceanics                                                27,896
1,000,000  Pride International                                            23,875
  500,000  J Ray McDermott                                                21,063
--------------------------------------------------------------------------------
                                                                         105,253

Acorn Fund
Statement of Investments (unaudited)


Number of Shares                                     Value (000)
---------------------------------------------------------------
            Mining: 0.4%

  800,000   Ziegler Coal Holding                     $   13,700
                                                     ----------
Energy/Minerals: Total                                  404,730

---------------------------------------------------------------
Other Industries: 3.1%
            Real Estate: 3.1%
  829,000   The Rouse Company                            26,114
  945,000   Homestead Village                            14,293
  233,000   Forest City Enterprises, Cl. B               13,150
  185,000   Forest City Enterprises, Cl. A               10,441
  260,000   Equity Residential Properties Trust          13,065
  400,000   Macerich Company                             11,900
  165,000   Weingarten Realty Investors                   7,384
  350,000   Security Capital Atlantic                     7,350
  350,000   Cornerstone Properties                        6,366
  190,000   First Washington Realty Trust                 5,142
  120,000   First Washington Realty Trust, Cv. Pfd.       3,979
  100,000   Gaylord Entertainment                         3,575
  101,000   Security Capital Group, Cl. B                 3,106
   18,000   Security Capital Group Warrants                  59
---------------------------------------------------------------
                                                        125,924
                                                       --------
Other Industries: Total                                 125,924

---------------------------------------------------------------
Foreign Securities: 11.9%
            Canada:  0.2%
  200,000   Shaw Industries, Cl. A                        6,912

            United Kingdom: 2.5%
1,200,000   Serco Group                                  26,124
  400,000   NTL                                          17,300
3,300,000   Medeva                                        9,173
  650,000   Comcast UK Cable Partners                     8,694
  990,000   Airtours                                      8,264
1,100,000   N. Brown Group                                7,810
  600,000   Edinburgh Fund Managers                       5,325
  700,000   Oriflame                                      5,064
  445,000   Amvescap                                      4,814
1,050,000   Powerscreen International                     4,088
1,200,000   Ethical Holdings                              3,600
---------------------------------------------------------------
                                                        100,256

            Germany/Austria: 0.6%
  552,000   United International
              Holdings (Austria)                          9,246
  180,000   Flughafen Wien (Austria)                      8,126
   23,000   Binding-Brauerei                              5,161
---------------------------------------------------------------
                                                         22,533

            Sweden: 1.5%
1,340,000   WM Data Nordic                               35,534
  650,000   Getinge Industrier                           12,480
  254,000   Autoliv                                       7,890
  260,000   Esselte, Series A                             5,594
---------------------------------------------------------------
                                                         61,498

            Netherlands: 0.8%
  270,000   Hunter Douglas                               12,304
  160,000   ASR Verzekeringsgroep                        11,482
  167,000   Getronics                                     7,170
---------------------------------------------------------------
                                                         30,956

            Switzerland: 0.4%
   11,000   Cie Fin Richemont                            14,792


            France: 0.5%
  115,000   Atos                                         19,117

            Portugal: 0.2%
  375,000   Filmes Lusomundo                              5,764

            Italy/Greece: 1.9%
3,325,000   Banca Fideuram                               23,146
  300,000   Cellular Communications
            International                                20,400
1,800,000   Saipem                                       10,714
  500,000   Aeroporti di Roma                             8,613
  250,000   Hellenic Bottling (Greece)                    7,192
  260,000   Industrie Natuzzi                             7,183
---------------------------------------------------------------
                                                         77,248

            India: 0.1%
   39,373   Housing Development Finance                   3,170

            Malaysia: 0.1%
2,150,000   Berjaya Sports Toto                           5,848

Number of Shares                                    Value (000)
---------------------------------------------------------------
                   Hong Kong: 0.2%
  4,500,000        Varitronix International          $    9,031
  1,800,000        TVB                                    4,739
    185,000        Amway Asia Pacific                     2,995
---------------------------------------------------------------
                                                         16,765

                   China: 0.0%
    200,000        The Investment Company of China        1,116

                   Taiwan: 0.1%
    150,000        Formosa Growth Fund                    3,206

                   Singapore: 0.4%
  7,250,000        Star Cruises                          14,494

                   Japan: 0.8%
    145,000        Nintendo                              12,504
     20,000        Shohkoh Fund                           6,674
     60,000        Rohm                                   5,489
    174,000        Noritsu Koki                           5,102
     27,500        Nichiei                                2,433
---------------------------------------------------------------
                                                         32,202

                   Australia/New Zealand: 0.3%
    260,000        PetSec Energy ADR                      4,875
    600,000        PetSec Energy                          2,264
  1,700,000        Sky City (New Zealand)                 4,277
---------------------------------------------------------------
                                                         11,416

                   Mexico: 0.5%
  3,100,000        Kimberly Clark de Mexico              16,013
  5,960,000        Nadro, Series L                        4,380
---------------------------------------------------------------
                                                         20,393

                   Other Latin America: 0.8%
    250,000        IRSA (Argentina)                       9,578
  2,800,000        Siderca (Argentina)                    7,449
    175,000        Banco Latinoamericano
                    de Export (Panama)                    6,584
115,000,000        Cemig (Brazil)                         5,583
    510,000        Perez Companc (Argentina)              3,453
---------------------------------------------------------------
                                                         32,647
                                                      ---------
Foreign: Total                                          480,812

        345        Miscellaneous Securities: 0.0%           479

Total Common Stocks and Other
                                                      ---------
 Equity-Like Securities: 94.5%                        3,803,745

                                                      ---------
Short-Term Obligations: 5.3%                            211,503

                                                      ---------
Total Investments: 99.8%                              4,015,248

                                                      ---------
Cash and Other Assets Less Liabilities: 0.2%              8,697

                                                      ---------
Total Net Assets: 100%                               $4,023,945
===============================================================

Acorn Fund
Foreign Portfolio Diversification

At March 31, 1998 Acorn Fund's foreign portfolio of investments as a percent of net assets was diversified as follows:

                                    Value (000)    Percent
----------------------------------------------------------
Information
Computer Services                    $ 61,821        1.5%
Cable Television                       35,240        0.9
Semiconductors/Related Equipment       31,613        0.8
Mobile Communications                  20,400        0.5
Business Information/Publishing         5,764        0.1
Broadcasting                            4,739        0.1
----------------------------------------------------------
                                      159,577        3.9

Health Care
Hospital/Laboratory Supplies           12,480        0.3
Pharmaceuticals                         9,173        0.2
Biotechnology/Drug Delivery             3,600        0.1
----------------------------------------------------------
                                       25,253        0.6

Consumer Goods/Services
Nondurable Goods                       26,671        0.7
Travel                                 22,758        0.6
Consumer Software                      12,504        0.3
Beverages                              12,353        0.3
Gaming                                 10,125        0.3
Retail                                  7,810        0.2
Furniture & Textiles                    7,183        0.2
Consumer Goods Distribution             4,380        0.1
Consumer Services                       2,995        0.1
Other Durable Goods                    20,194        0.5
Other Entertainment                    14,792        0.4
----------------------------------------------------------
                                      141,765        3.7

Finance
Money Management                       33,285        0.8
Finance Companies                      12,277        0.3
Insurance                              11,482        0.3
Banks                                   6,584        0.2
Closed-End Funds                        4,801        0.1
----------------------------------------------------------
                                       68,429        1.7

Industrial Goods/Services
Machinery                               9,190        0.2
Electrical Components                   9,031        0.2
Steel                                   7,449        0.2
----------------------------------------------------------
                                       25,670        0.6

Energy/Minerals
Oil Services                           17,626        0.4
Oil/Gas Producers                      10,592        0.3
----------------------------------------------------------
                                       28,218        0.7

Other Industries
Transportation                         16,739        0.4
Real Estate                             9,578        0.2
Utilities                               5,583        0.1
----------------------------------------------------------
                                       31,900        0.7

                                    ----------------------
Total Foreign Portfolio              $480,812       11.9%
==========================================================

Acorn International
     Major Portfolio Changes in the First Quarter

                                                            Number of Shares
                                                         -----------------------
                                                           12/31/97      3/31/98
Additions
--------------------------------------------------------------------------------
     Europe
 Germany/Austria
Rhoen Klinikum                                              125,000      135,000
Rhoen Klinikum Pfd.                                         180,000      200,000

 Finland
Elcoteq Network                                             245,000      507,000
KCI Konecranes International                                      0       55,000

 Sweden
Segerstrom & Svensson                                             0       90,000
WM Data Nordic                                            1,985,000    2,100,000

 France
Penauille Polyservice                                             0        9,500

 United Kingdom
AEA Technology                                              250,000      565,000
Atkins                                                      500,000      900,000
Dialog Corporation                                                0    1,200,000
Euro Money Publications                                     150,000      510,000

 Switzerland
Julius Baer Holdings                                              0        1,000
Cie Fin Richemont                                            12,000       13,000
Phoenix Mecano                                               28,000       33,000
Prodega                                                      10,000       12,500

 Italy/Greece
Ergo Bank                                                         0       20,000
Industrie Natuzzi ADR                                       245,000      300,000
--------------------------------------------------------------------------------
     Asia
 Hong Kong
Dickson Concepts                                                  0    1,400,000
TVB                                                       3,100,000    3,500,000
Vanda Systems                                             8,896,000   16,000,000

 Japan
Aiful                                                        60,000       90,000
Asatsu                                                            0       10,000
Jafco                                                             0       99,000
Jusco                                                             0      200,000
Orix Corporation                                             40,000       90,000
Rohm                                                              0       40,000

 Taiwan
Chroma Ate                                                        0      250,000

                                                             Principal Amount or
                                                               Number of Shares
                                                           ---------------------
                                                           12/31/97      3/31/98
 Malaysia
Berjaya Sports Toto                                               0    1,400,000
Oriental Holdings                                                 0      265,000
Technology Resources                                              0    1,000,000

 Philippines
Int'l Container Terminal
  Services Cv. 1.75% 3/13/04                             $5,000,000  $ 8,750,000

 Singapore
Datacraft Asia                                                    0    3,300,000
Genting International                                     8,300,000   16,900,000
Natsteel Electronics                                      1,916,000    4,400,000
Venture Manufacturing                                     4,056,000    6,850,000

 Thailand
Telecom Asia                                                      0   12,800,000
--------------------------------------------------------------------------------
     Latin America
 Mexico
Corp Interamericana
  de Entretenimiento                                              0      700,000
Grupo Continental                                         1,140,000    1,570,000
Tubos de Acero de Mexico ADR                                460,000      510,000

 Peru
Telefonica del Peru                                               0      250,000

 Panama
Panamerican Beverage                                              0      120,000
--------------------------------------------------------------------------------
     Other Countries
 Australia
Coca Cola Amatil                                                  0      900,000

 Canada
Dundee Realty                                                     0      400,000
Dundee Realty Special Warrants                                    0    1,600,000
LGS Group                                                         0      170,000
Power Financial                                                   0      150,000

 Israel
Orbotech                                                          0      100,000

Acorn International
     Major Portfolio Changes in the First Quarter

                                                             Number of Shares
                                                           ---------------------
                                                             12/31/97    3/31/98
Sales
--------------------------------------------------------------------------------
     Europe
 Germany
Fresenius                                                       7,000          0
Schaltbau                                                      30,000      7,000

 Finland
Vaisala, Cl. A                                                 88,000          0

 Norway
SensoNor                                                      800,000          0

 Sweden
Pricer, Cl. B                                                  50,000          0

 United Kingdom
Aberdeen Asset Management                                   1,600,000          0
Comcast UK Cable Partners                                     500,000          0
Ethical Holdings ADR                                          670,000          0
Expro International Group                                     790,000          0
Ivory & Sime                                                1,200,000          0
Vitec                                                          50,000          0
Vosper Thornycroft Holdings                                   800,000    700,000

 Switzerland
PubliGroupe                                                    45,000     40,000
Societe Generale de Surveillance                                6,000          0

 Italy/Greece
Banca Fideuram                                              6,340,000  6,025,000
Cellular Communications
  International                                               160,000    120,000
Danieli                                                       130,000          0
Hellenic Bottling                                             400,000    250,000
Saipem SPA                                                  3,300,000  1,800,000

 Netherlands
Fugro NV                                                      310,000    200,000
Telegraaf Holdings                                            300,000    240,000
--------------------------------------------------------------------------------
     Asia
 Hong Kong
China HK Photo Products                                    20,000,000  5,200,000
Golden Harvest Entertainment                               16,525,000          0

 India
Max India                                                     389,450          0

 Japan
Amway Japan                                                   300,000          0
Chuo Trust & Banking                                          555,000          0
Konami                                                        143,000          0
Nichiei                                                       140,000     68,000
  (includes effect of 10% stock dividend)
Nihon Unisys                                                  152,000          0
NTT Data                                                          250          0
Tiemco                                                         49,500          0

 Indonesia
Modern Photo Film                                           2,985,000          0
Tunas Ridean                                                6,166,000          0

 Philippines
Ionics Circuits                                             9,398,000          0
--------------------------------------------------------------------------------
     Latin America
 Argentina
Perez Companc                                               1,650,000  1,200,000

 Brazil
Telemig                                                    23,000,000          0

 Chile
Embotelladora Andina,
  Series A ADR                                                120,000          0
Embotelladora Andina,
  Series B ADR                                                120,000          0
Genesis Chile Fund                                            150,000          0
Santa Isabel ADR                                              220,000          0
--------------------------------------------------------------------------------
     Other Countries
 Australia
Publishing & Broadcasting                                   2,200,000  1,000,000
Siddons Ramset                                              1,000,000    690,000

 Canada
Cinar Films                                                   150,000          0
Cogeco                                                        500,000          0
Cogeco Cable                                                  300,000          0
Pangea Goldfields                                             900,000          0
Ranger Oil                                                  1,200,000          0

Acorn International
              Statement of Investments (unaudited) March 31, 1998

Number of Shares                                           Value (000)
----------------------------------------------------------------------
                                               Common Stocks and Other
                                         Equity-Like Securities: 92.8%
----------------------------------------------------------------------
Europe: 60.4%
                    Germany/Austria: 4.7%
     200,000        Rhoen Klinikum Pfd.                       $ 20,763
     135,000        Rhoen Klinikum                              14,380
                    Hospital Management
     375,000        IVG Holdings                                11,000
                    Real Estate & Logistics
     190,000        Flughafen Wien (Austria)                     8,578
                    Vienna Airport Authority
     473,000        United International Holdings (Austria)      7,923
                    Cable Television for Austria &
                    Other Countries
      21,000        Cewe Color Holding                           5,280
                    Photographic Developing & Printing
     260,000        Pfleiderer                                   5,033
                    Construction Materials
     100,000        Boewe Systec                                 4,218
                    Envelope Stuffing Machines
     212,000        Berzelius Umwelt                             3,313
                    Industrial Waste Recycling
     250,000        Scala Business Solutions                     2,267
      95,775        Scala Business Solutions
                       Warrants 3/31/99                            221
      95,775        Scala Business Solutions
                    Warrants 3/31/01 (Austria)                     162
                    Financial Accounting Software
     110,000        Rofin Sinar                                  2,117
                    Lasers
       7,000        Schaltbau                                      719
                    Railcar Components
----------------------------------------------------------------------
                                                                85,974
                    Denmark: 0.2%
      44,000        Kompan International                         4,525
                    Playground Equipment

                    Finland: 6.6%
     500,000        TT Tieto, Cl. B                             84,630
                    Computer Services/Consulting
      80,000        Fiskars, Series A                            9,835
                    Scissors & Gardening Tools
     550,000        Talentum                                     8,721
                    Trade Journals
     100,000        Spar Finland                                 8,374
                    (formerly known as Sentra)
                    Grocery/Convenience Stores
     507,000        Elcoteq Network                              6,097
                    Contract Electronics Manufacturer
      55,000        KCI Konecranes International                 2,528
                    Industrial Equipment
----------------------------------------------------------------------
                                                               120,185
                    Norway: 0.1%
     500,000        Atex Media Solutions                         1,164
                    Print Media Software

                    Sweden: 6.4%
   2,100,000        WM Data Nordic                              55,688
                    Computer Services/Consulting
   1,000,000        Getinge Industrier                          19,201
                    Sterilization & Disinfection Equipment
     350,000        Autoliv                                     10,872
                    Seatbelts & Airbags
     525,000        Atle                                        10,113
                    Investment Company
     665,000        Bure Investment                             10,065
                    Health Care Services & Investments
     315,000        Esselte, Series A                            6,777
                    Office Supplies & Related Equipment
      90,000        Segerstrom & Svensson                        2,803
                    Contract Electronics Manufacturer
----------------------------------------------------------------------
                                                               115,519
                    France: 3.8%
     180,000        Atos                                        29,923
                    Computer Services/Transaction Processing
      62,000        NRJ                                         10,707
                    Radio Network
      60,000        Fininfo                                      8,715
                    Data Feeds for French Banks & Brokers
      95,000        Spir Communications                          7,130
                    Regional Newspapers
      55,000        Virbac                                       4,927
                    Drugs for Animals
      50,000        Groupe Partouche                             3,235
                    Casinos
      50,000        Assystem                                     2,565
                    Consultants on Nuclear Power Plants
       9,500        Penauille Polyservice                        2,254
                    Industrial Cleaning
----------------------------------------------------------------------
                                                                69,456


Acorn International
     Statement of Investments (unaudited)


Number of Shares                                              Value (000)
================================================================================
                    United Kingdom: 15.1%
     2,000,000      Serco Group                                   43,540
                    Facilities Management
       467,000      NTL                                           20,198
                    Cable TV & Telephone System
       510,000      Euro Money Publications                       18,682
                    Financial Publications
     4,000,000      St. James Place                               18,287
                    Life Insurance
     1,450,000      Seton Healthcare Group                        15,261
                    Pharmaceuticals
     2,000,000      Capita Group                                  15,055
                    Outsourcing Government Services
     2,000,000      Oriflame International                        14,469
                    Natural Cosmetics Sold Door-to-Door
    13,000,000      Electronics Boutique                          14,042
                    Videogame/Computer Software Stores
     1,500,000      N. Brown Group                                10,650
                    Mail Order Clothing in Large Sizes
     1,700,000      Rotork                                         9,864
                    Valve Actuators for Oil & Water Pipelines
     4,400,000      City Centre Restaurants                        9,579
                    Fast Food Restaurants
       700,000      Vosper Thornycroft Holdings                    8,979
                    Naval Shipbuilding
     3,200,000      Medeva                                         8,895
                    Drugs for Hyperactive Children
       950,000      Edinburgh Fund Managers                        8,432
                    Investment Management
       900,000      Atkins                                         7,664
                    Outsourcing Services
     3,400,000      HALMA                                          7,117
                    Fire Detection Devices
       565,000      AEA Technology                                 6,987
                    Nuclear Energy Consulting
     2,000,000      Shanks & McEwan                                6,246
                    Landfills & Waste Incinerators
       600,000      Fairey Group                                   5,923
                    Electronic Products
     1,500,000      Powerscreen International                      5,840
                    Mobile Crushing & Screening Equipment
     1,300,000      Dorling Kindersley                             4,822
                    Reference Books & CD-ROMs
     1,000,000      Hogg Robinson                                  4,664
                    Corporate Travel Management
       600,000      Eurotherm                                      3,502
                    Instruments & Measuring Devices
     1,200,000      Dialog Corporation                             3,366
                    Online Business Information
       450,000      Hozelock Group                                 2,555
                    Garden Hoses
------------------------------------------------------------------------
                                                                 274,619
                    Switzerland: 4.4%
        33,000      Phoenix Mecano                                18,616
                    Electrical Components Manufacturer
        13,000      Cie Fin Richemont                             17,481
                    Luxury Goods & Tobacco
        60,000      Selecta Group                                  9,997
                    Vending Machines
        40,000      PubliGroupe                                    8,921
                    Advertising
        12,000      Hero                                           7,596
                    Packaged Foods
        12,500      Prodega                                        7,388
                    Cash-and-Carry Retailer
        18,000      Societe Generale d'Affichage                   7,143
                    Billboard Advertising
         1,000      Julius Baer Holdings                           2,427
                    International Bank
------------------------------------------------------------------------
                                                                  79,569
                    Italy/Greece: 11.0%
     6,025,000      Banca Fideuram                                41,942
                    Life Insurance & Mutual Funds
     2,750,000      Autogrill Finanziari                          19,687
                    Tollway Restaurants
       650,000      Mediolanum                                    19,504
                    Life Insurance & Mutual Funds
     2,000,000      Editoriale L'Espresso                         17,203
                    Newspapers & Magazines
       600,000      Gewiss                                        16,622
                    Electrical Plugs & Switches
       700,000      Banca Popolare Di Bergamo                     16,013
                    Regional Bank
     1,800,000      Saipem SPA                                    10,714
                    Pipeline Construction & Drilling Contractor
       500,000      Banco Pop Commercia e Industria               10,697
                    Regional Bank
       500,000      Aeroporti di Roma                              8,613
                    Airport Management
       300,000      Industrie Natuzzi ADR                          8,288
                    Leather Couches
       120,000      Cellular Communications
                     International                                 8,160
                    Mobile Communications

Number of Shares                                        Value (000)
-------------------------------------------------------------------
     250,000  Hellenic Bottling (Greece)                   $  7,192
              Coca-Cola Bottler
     480,000  Attica Enterprises                              7,130
     480,000  Attica Enterprises GRD (Greece)                   437
              Ferry Line
     325,000  Saes Getters                                    6,169
              Getters used in TV's/PC's
      20,000  Ergo Bank (Greece)                              1,432
              Commercial Bank
-------------------------------------------------------------------
                                                            199,803
              Spain/Portugal: 1.6%
     290,000  Mapfre Vida                                    14,295
              Life Insurance & Mutual Funds
     220,000  Cortefiel                                       5,289
              Apparel Retailer
     150,000  Estoril Sol (Portugal)                          3,864
              Casino Resort
     180,000  Lusotur (Portugal)                              2,777
              Real Estate/Resort Developer
     150,000  Filmes Lusomundo (Portugal)                     2,305
              Newspapers, Radio, Video,
              Film Distribution
      87,500  Televisao Independente (Portugal)                 111
              Television Station
-------------------------------------------------------------------
                                                             28,641
              Netherlands: 6.2%
     570,000  Kempen                                         37,295
              Stock Brokerage/Investment Management
     558,000  Getronics                                      23,956
              Computer Services
     270,000  Hunter Douglas                                 12,304
              Decorative Window Coverings
     150,000  ASR Verzekeringsgroep                          10,764
              Insurance
     320,000  DOCdata                                         9,133
              Audio CD & CD-Rom Replication
     200,000  Fugro NV                                        7,867
              Consulting & Surveying
     310,000  Wegener Arcade NV                               6,008
              Newspaper Publisher
     240,000  Telegraaf Holdings                              5,089
              Newspaper Publisher
-------------------------------------------------------------------
                                                            112,416
              Hungary: 0.2%
      40,000  Gedeon Richter                                  4,209
              Generic Drugs

              Poland: 0.1%
     200,000  Best Company Series D                           1,077
              Electronics Retailer
     140,000  Bank Komunalny                                    482
              Gdansk-Area Bank
-------------------------------------------------------------------
                                                              1,559
                                                          ---------
     Europe:  Total                                       1,097,639

-------------------------------------------------------------------
Asia: 17.9%
              Hong Kong: 3.2%
  14,020,000  Li and Fung                                    22,256
              Sourcing of Consumer Goods
   8,500,000  Varitronix International                       17,059
              LCD Manufacturer
   3,500,000  TVB                                             9,215
              Television Broadcasting
  16,000,000  Vanda Systems                                   5,730
              Systems Integrator
   1,400,000  Dickson Concepts                                2,439
              Retailer
   5,200,000  China HK Photo Products                         1,154
              Fuji Film Distributor
-------------------------------------------------------------------
                                                             57,853
              India: 0.4%
      82,682  Housing Development Finance                     6,657
              Mortgage Lender
     810,000  Tube Investment GDR                               648
              Bicycle Manufacturer
   2,000,000  Centurion Quantum Growth                          215
              Closed-End Fund
-------------------------------------------------------------------
                                                              7,520
              Japan: 8.1%
      40,000  Shohkoh Fund                                   13,348
              Short-Term Loans for Small Businesses
     390,000  Meitec                                         12,195
              Engineering Outsourcing
     130,000  Nintendo                                       11,211
              Video Games
     370,000  Aderans                                         8,712
              Hairpieces & Wigs
     250,000  Fuji Software ABC                               8,174
              Computer Services/Consulting
     270,000  Noritsu Koki                                    7,916
              Photo Processing Lab Manufacturer
     300,000  Hokuto                                          7,795
              Mushroom Grower

Acorn International
     Statement of Investments (unaudited)

Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
   165,000    Aeon Credit Service                                       $  7,659
              Credit Cards

    85,000    Ryohin Keikaku                                               6,565
              Designer & Retailer of Muji Brand
              Specialty Consumer Goods

    90,000    Orix Corporation                                             6,115
              Leasing Company

    68,000    Nichiei                                                      6,017
              Short-Term Loans for Small Businesses

   125,000    Nidec                                                        5,812
              Spindle Motor Manufacturer

    90,000    Aiful                                                        5,669
              Consumer Lending

    40,000    Keyence                                                      5,519
              Sensors

   310,000    Shinki                                                       4,556
              Corporate & Consumer Lending

   204,000    People                                                       4,283
              Sports Clubs

   160,000    NuSkin Asia Pacific                                          4,120
              Direct Consumer Goods Sales

   165,000    Lasertec                                                     3,823
              LCD & Photomask Defect Detectors

    40,000    Rohm                                                         3,659
              Semiconductors & Electronic
              Components

   200,000    Jusco                                                        3,584
              Retail Stores

   275,000    Mirai Industry                                               3,464
              Manufacturer of Plastic Housing
              Components

    99,000    Jafco                                                        3,341
              Venture Capital Investments

   210,000    Arrk Corporation                                             2,992
              Industrial Modeling

   130,000    Central Uni                                                    634
              Health Care/Medical Equipment

    10,000    Asatsu                                                         175
              Advertising
--------------------------------------------------------------------------------
                                                                         147,338

               Taiwan: 0.1%
   250,000    Chroma Ate                                                     913
              Measuring Instruments Manufacturer

Principal Amount or
Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
               Malaysia: 0.7%
 2,350,000    Malaysian Oxygen                                             7,102
              Industrial Gases

 1,400,000    Berjaya Sports Toto                                          3,808
              Lottery/Gaming

 1,000,000    Technology Resources                                         1,143
              Cellular Provider

   265,000    Oriental Holdings                                              553
              Honda Equipment Distributor
--------------------------------------------------------------------------------
                                                                          12,606

               Indonesia: 0.1%
 3,000,000    Mustika Ratu                                                   798
              Traditional Cosmetics

 1,750,000    Medco Energi                                                   718
              Oil & Gas Drilling & Production
--------------------------------------------------------------------------------
                                                                           1,516

               Philippines: 0.9%
52,840,000    Int'l Container Terminal Services                            7,668
$8,750,000    Int'l Container Terminal Services
                Cv. 1.75% 3/13/04                                          7,481
              Container Handling Terminals &
              Port Management

 4,375,000    Philippine Savings Bank                                      2,049
              Banking
--------------------------------------------------------------------------------
                                                                          17,198

               Singapore: 4.0%
 6,850,000    Venture Manufacturing                                       25,449
              Contract Electronics Manufacturer

 8,300,000    Star Cruises                                                16,593
              Asian Cruise Line

 3,300,000    Datacraft Asia                                              10,692
              Network Integrator

 4,400,000    Natsteel Electronics                                         8,555
              Contract Electronics Manufacturer

 4,000,000    Electronic Resources                                         4,384

 5,015,000    Electronic Resources
                Warrants 7/17/01                                           3,105
              Distribution of Electronic Components

16,900,000    Genting International                                        4,056
              Investment Holding
--------------------------------------------------------------------------------
                                                                          72,834

Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
                Thailand: 0.4%

 12,800,000     Telecom Asia                                            $  5,055
                Telecommunications

    320,000     Bangkok Insurance                                          2,894
                Finance/Insurance
--------------------------------------------------------------------------------
                                                                           7,949
                                                                        --------
Asia: Total                                                              325,727

--------------------------------------------------------------------------------
Latin America: 8.2%

                Mexico: 3.3%

  3,300,000     Kimberly Clark de Mexico                                  17,046
                Paper Products

  6,000,000     Grupo Industrial Bimbo                                    15,919
                Bread, Baked Goods & Snacks

    510,000     Tubos de Acero de Mexico ADR                               9,531
                Seamless Pipe for Oil Wells

  8,940,000     Nadro, Series L                                            6,570
                Pharmaceutical Distributor

  1,570,000     Grupo Continental                                          5,529
                Beverages

    700,000     Corp Interamericana
                 de Entretenimiento                                        5,424
                Special Events & Live Entertainment
--------------------------------------------------------------------------------
                                                                          60,019
                Brazil: 1.0%

150,000,000     Cemig Pfd.                                                 7,282
                Electric Utility

    420,000     Elevadores Atlas                                           6,094
                Elevator Services

    200,000     Bompreco GDS                                               3,950
                Supermarket Chain
--------------------------------------------------------------------------------
                                                                          17,326

                Argentina: 2.0%

    500,000     IRSA GDS                                                  19,156
                Real Estate Management & Development

  3,600,000     Siderca                                                    9,577
                Steel Pipe Producer

  1,200,000     Perez Companc                                              8,125
                Oil & Gas Producer
--------------------------------------------------------------------------------
                                                                          36,858

                Peru: 0.6%

  6,000,000     Enrique Ferreyros                                          6,516
                Heavy Machinery Dealer

    250,000     Telefonica del Peru                                        5,391
                Telecommunications
--------------------------------------------------------------------------------
                                                                          11,907

                Panama: 1.3%

    161,000     Carnival                                                $ 11,230
                Cruise Ship Line

    195,000     Banco Latinoamericano
                 de Exportaciones                                          7,337
                Trade Financing

    120,000     Panamerican Beverage                                       4,815
                Coca-Cola Bottler
--------------------------------------------------------------------------------
                                                                          23,382
                                                                        --------
Latin America: Total                                                     149,492

--------------------------------------------------------------------------------
Other Countries: 6.3%

                Australia/New Zealand: 2.7%

  4,600,000     Tyndall Australia                                          8,328
                Money Management & Insurance

  5,200,000     Sonic Healthcare                                           7,553
                Pathology Labs

  3,200,000     Anaconda Nickel                                            7,534
                Nickel Mining

    900,000     Coca Cola Amatil                                           7,073
                Coca-Cola Bottler

  1,400,000     PetSec Energy                                              5,283
                Oil & Gas Producer

  1,000,000     Publishing & Broadcasting                                  5,206
                Media & TV Broadcasting

  1,750,000     Sky City (New Zealand)                                     4,402
                Casino & Hotel

    690,000     Siddons Ramset                                             3,478
                Manufacturer & Distributor of
                Construction Materials
--------------------------------------------------------------------------------
                                                                          48,857

                Canada: 2.1%

    520,000     Shaw Industries                                           17,971
                Oil Field Services

  1,700,000     Bracknell                                                  7,172
                Electrical Contractor &
                Facilities Management

    150,000     Power Financial                                            5,753
                Financial Services Holding Company

  1,600,000     Dundee Realty Special
                Warrants                                                   3,600

    400,000     Dundee Realty                                                900
                Real Estate

    170,000     LGS Group                                                  2,271
                Computer Systems Integration
--------------------------------------------------------------------------------
                                                                          37,667

Acorn International
     Statement of Investments (unaudited)

Principal Amount or
Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
             Israel: 0.6%

   350,000   Blue Square Israel ADR                                   $    4,681
             Supermarkets & Department Stores

   350,000   ZAG Industries                                                3,981
             Plastic Hardwares

   100,000   Orbotech                                                      3,238
             Printed Circuit Board Manufacturing
             Equipment
--------------------------------------------------------------------------------
                                                                          11,900

             South Africa: 0.2%

   930,000   Energy Africa                                                 3,341
             Oil & Gas Producer

             United States: 0.7%

   203,000   AES Corporation                                              10,645
             Electric Generating Plants

$1,500,000   Khanty Mansiysk 10% Notes                                     1,500

        70   Khanty Mansiysk                                                  32
             Oil Production in Russia
--------------------------------------------------------------------------------
                                                                          12,177
                                                                      ----------
Other: Total                                                             113,942

Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------

       340   Miscellaneous Securities: 0.0%                           $        1

Total Common Stocks and Other                                         ----------
 Equity-Like Securities: 92.8%                                         1,686,801

                                                                      ----------
Short-Term Obligations: 6.6%                                             119,316

                                                                      ----------
Total Investments: 99.4%                                               1,806,117

                                                                      ----------
Cash and Other Assets Less Liabilities: 0.6%                              10,808

                                                                      ----------
Total Net Assets: 100%                                                $1,816,925
================================================================================

Acorn International
     Portfolio Diversification

At March 31, 1998, the Fund's portfolio of investments as a percent of net assets was diversified as follows:


                                                 Value (000)     Percent
------------------------------------------------------------------------
Information
Computer Services                                 $  221,064       12.1%
Publishing                                            69,960        3.9
Contract Manufacturing                                43,137        2.4
CATV                                                  28,121        1.5
Advertising                                           16,239        0.9
Broadcasting                                          14,532        0.8
Business Information                                  12,081        0.7
Semiconductors                                        10,720        0.6
Radio                                                 10,707        0.6
Instrumentation                                       10,584        0.6
Telephone Services                                    10,446        0.6
Mobile Communications                                  9,303        0.5
Electronics Distribution                               7,489        0.4
Computer Hardware                                      5,812        0.3
Marketing                                              5,424        0.3
Business Software                                      3,814        0.2
------------------------------------------------------------------------
                                                     479,433       26.4

Health Care
Hospital Management                                   35,143        1.9
Pharmaceuticals                                       33,292        1.8
Medical Equipment                                     19,835        1.1
Services                                              10,065        0.6
Hospital/Laboratory Supplies                           7,553        0.4
------------------------------------------------------------------------
                                                     105,888        5.8

Consumer Goods/Services
Retail                                                59,665        3.3
Nondurables                                           42,148        2.3
Food                                                  31,310        1.7
Restaurants                                           29,266        1.6
Travel                                                25,313        1.4
Beverages                                             24,609        1.4
Consumer Goods Distribution                           19,617        1.1
Consumer Software                                     11,211        0.6
Leisure Products                                       9,456        0.5
Furniture & Textiles                                   8,288        0.5
Gaming                                                 8,210        0.5
Other Entertainment                                   31,946        1.7
Other Durable Goods                                   29,712        1.6
Other Consumer Services                               25,143        1.4
------------------------------------------------------------------------
                                                     355,894       19.6

Finance
Money Management                                      83,974        4.6
Insurance                                             51,993        2.9
Banks                                                 38,010        2.1
Brokerage                                             37,295        2.1
Finance Companies                                     36,693        2.0
Credit Cards                                           7,659        0.4
Savings & Loans                                        5,669        0.3
Closed-End Funds                                         215        0.0
------------------------------------------------------------------------
                                                     261,508       14.4
Industrial Goods/Services
Outsourcing Services                                 110,136        6.0
Electrical Components                                 69,836        3.8
Machinery Processing                                  58,959        3.2
Industrial Services                                   21,441        1.2
Steel                                                 19,108        1.1
Conglomerates                                         10,113        0.6
Construction                                           8,497        0.5
Speciality Chemicals                                   7,102        0.4
Industrial Materials                                   3,478        0.2
------------------------------------------------------------------------
                                                     308,670       17.0

Energy/Minerals
Oil Services                                          36,552        2.0
Oil/Gas Producers                                     25,776        1.4
Independent Power                                     10,645        0.6
Non-Ferrous Metals                                     7,534        0.4
------------------------------------------------------------------------
                                                      80,507        4.4

Other Industries
Transportation                                        40,626        2.2
Real Estate                                           37,433        2.1
Waste Management                                       9,559        0.5
Regulated Utilities                                    7,283        0.4
------------------------------------------------------------------------
                                                      94,901        5.2
Total Common Stocks and                           ----------------------
 Other Equity-Like Securities                      1,686,801       92.8

Short-Term Obligations                               119,316        6.6
                                                  ----------------------
Total Investments                                  1,806,117       99.4

Cash and Other Assets less
 Liabilities                                          10,808        0.6
                                                  ----------------------
Net Assets                                        $1,816,925      100.0%
========================================================================

The Acorn
------------------------
         Family of Funds

Trustees

Irving B. Harris
Chairman

James H. Lorie
Vice Chairman

Leo A. Guthart

Jerome Kahn, Jr.

David C. Kleinman

Charles P. McQuaid

Roger S. Meier

Adolph Meyer, Jr.

Ralph Wanger

Officers

Ralph Wanger
President

Marcel P. Houtzager
Vice President

Kenneth A. Kalina
Assistant Treasurer

Merrillyn J. Kosier
Senior Vice President and Secretary

Bruce H. Lauer
Vice President and Treasurer

Charles P. McQuaid
Senior Vice President

Robert A. Mohn
Vice President

John H. Park
Vice President

Leah J. Zell
Vice President

Investment Advisor

Wanger Asset Management, L.P.
227 West Monroe Street, Suite 3000
Chicago, Illinois 60606
1-800-9-ACORN-9
(1-800-922-6769)
e-mail: acorn@wanger.com
web site: www.wanger.com

Distributor

WAM Brokerage Services, L.L.C.
P.O. Box 8502
Boston, Massachusetts 02266-8502

Transfer Agent, Dividend Disbursing Agent and Custodian

State Street Bank and Trust Company
Attention: Acorn Family of Funds
P.O. Box 8502
Boston, Massachusetts 02266-8502
1-800-962-1585

Legal Counsel

Bell, Boyd & Lloyd
Chicago, Illinois

This report, including the unaudited schedules of investments, is submitted for the general information of the shareholders of Acorn Investment Trust. This report is not authorized for distribution unless preceded or accompanied by a prospectus.

                                 [orange bar]





                                  [blue bar]

[PICTURE]

The Acorn
-------------------------
          Family of Funds

WAM Brokerage Services, L.L.C.
P.O. Box 8502
Boston, MA 02266-8502